Lessor Accounting - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases Disclosure [Line Items]
Proceeds from sale of lease finance receivables	¥ 0	¥ 19,185	¥ 11,710
Financing receivables	366,051	337,265
Uncollectible Receivables [Member]
Leases Disclosure [Line Items]
Financing receivables	¥ 23,984	36,339
Minimum
Leases Disclosure [Line Items]
Term of financing receivables	1 year
Maximum
Leases Disclosure [Line Items]
Term of financing receivables	8 years
Equipment Leased to Customer
Leases Disclosure [Line Items]
Property, plant and equipment lease	¥ 143,160	132,763
Accumulated depreciation on property, plant and equipment lease	¥ 87,879	¥ 81,345